Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries - Supplemental Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements
Net cash provided by (used in) operating activities	$ 414.2	$ 203.5	$ 171.2
Cash flows from investing activities:
Capital expenditures	(323.6)	(238.3)	(165.8)
Investments in subsidiaries			0.0
Additions to equity method investments	(2.7)	(48.2)	(86.1)
Distributions of capital on equity investments	38.7	48.8	20.7
Proceeds on sale of equity interest	0.0	44.9	10.0
Restricted cash	5.9	(0.4)	30.1
Proceeds from asset sales	6.7	0.5	0.9
Business acquisitions, net of cash acquired	0.0	(3,140.6)	(1,472.9)
Changes in other assets and liabilities and other	11.2	0.9	(0.7)
Other, principally change in intercompany investing activities	0.0	0.0	0.0
Net cash used in investing activities	(263.8)	(3,332.9)	(1,664.7)
Cash flows from financing activities:
Net payments of long-term debt	(141.3)	3,395.2	1,623.3
Excess tax effect from stock-based compensation plans	0.0	0.3	0.9
Payments of deferred financing fees	0.0	(163.1)	(82.6)
Net (redemptions) issuances of common stock under stock-based compensation plans	(0.9)	(18.7)	(2.1)
Common stock repurchases	0.0	(29.5)	(0.8)
Contingent earnout payments	(0.5)	(13.2)	0.0
Payments on license obligations	(40.5)	(13.6)	0.0
Other, principally change in intercompany financing activities	0.0	0.0	0.0
Net cash (used in) provided by financing activities	(183.2)	3,157.4	1,538.7
Effect of exchange rate changes on cash and cash equivalents	(10.3)	(9.9)	(0.5)
Increase in cash and cash equivalents	(43.1)	18.1	44.7
Cash and cash equivalents, beginning of period	171.8	153.7	109.0
Cash and cash equivalents, end of period	128.7	171.8	153.7
Eliminating Entries
Condensed Financial Statements
Net cash provided by (used in) operating activities	0.0	0.0	0.0
Cash flows from investing activities:
Capital expenditures	0.0	0.0	0.0
Investments in subsidiaries			1,421.5
Additions to equity method investments	0.0	0.0	0.0
Distributions of capital on equity investments	0.0	0.0	0.0
Proceeds on sale of equity interest		0.0	0.0
Restricted cash	0.0	0.0	0.0
Proceeds from asset sales	0.0
Business acquisitions, net of cash acquired		0.0	0.0
Changes in other assets and liabilities and other	0.0	3,128.2	0.0
Other, principally change in intercompany investing activities	(509.6)	4,720.2	1,183.5
Net cash used in investing activities	(509.6)	7,848.4	2,605.0
Cash flows from financing activities:
Net payments of long-term debt	0.0	0.0	0.0
Excess tax effect from stock-based compensation plans		0.0	0.0
Payments of deferred financing fees		0.0	0.0
Net (redemptions) issuances of common stock under stock-based compensation plans	11.8	(3,128.2)	(1,421.5)
Common stock repurchases		0.0	0.0
Contingent earnout payments	0.0
Payments on license obligations	0.0
Other, principally change in intercompany financing activities	497.8	(4,720.2)	(1,183.5)
Net cash (used in) provided by financing activities	509.6	(7,848.4)	(2,605.0)
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Increase in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents, beginning of period	0.0	0.0	0.0
Cash and cash equivalents, end of period	0.0	0.0	0.0
Parent Company | Operating Segments
Condensed Financial Statements
Net cash provided by (used in) operating activities	(112.2)	92.2	60.6
Cash flows from investing activities:
Capital expenditures	(36.6)	(12.9)	(6.9)
Investments in subsidiaries			(1,485.9)
Additions to equity method investments	0.0	0.0	0.0
Distributions of capital on equity investments	0.0	0.0	0.0
Proceeds on sale of equity interest		0.0	10.0
Restricted cash	0.0	0.0	0.0
Proceeds from asset sales	0.0
Business acquisitions, net of cash acquired		0.0	0.0
Changes in other assets and liabilities and other	0.0	(3,210.2)	0.0
Other, principally change in intercompany investing activities	0.0	0.0	79.7
Net cash used in investing activities	(36.6)	(3,223.1)	(1,403.1)
Cash flows from financing activities:
Net payments of long-term debt	0.0	0.0	0.0
Excess tax effect from stock-based compensation plans		0.0	0.0
Payments of deferred financing fees		0.0	0.0
Net (redemptions) issuances of common stock under stock-based compensation plans	(0.8)	(18.7)	(2.1)
Common stock repurchases		(29.5)	(0.8)
Contingent earnout payments	0.0	0.0
Payments on license obligations	(26.0)	0.0
Other, principally change in intercompany financing activities	180.9	3,159.7	1,375.6
Net cash (used in) provided by financing activities	154.1	3,111.5	1,372.7
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0
Increase in cash and cash equivalents	5.3	(19.4)	30.2
Cash and cash equivalents, beginning of period	37.9	57.3	27.1
Cash and cash equivalents, end of period	43.2	37.9	57.3
SGI | Operating Segments
Condensed Financial Statements
Net cash provided by (used in) operating activities	(350.3)	(103.3)	(43.7)
Cash flows from investing activities:
Capital expenditures	(24.0)	(30.1)	(30.3)
Investments in subsidiaries			35.9
Additions to equity method investments	(2.7)	(7.6)	(43.3)
Distributions of capital on equity investments	1.0	1.6	3.0
Proceeds on sale of equity interest		0.0	0.0
Restricted cash	0.0	0.0	0.0
Proceeds from asset sales	0.0
Business acquisitions, net of cash acquired		0.0	0.0
Changes in other assets and liabilities and other	(0.2)	29.3	0.0
Other, principally change in intercompany investing activities	509.6	(5,016.5)	(1,429.7)
Net cash used in investing activities	483.7	(5,023.3)	(1,464.4)
Cash flows from financing activities:
Net payments of long-term debt	(133.0)	5,289.2	1,728.7
Excess tax effect from stock-based compensation plans		0.0	0.0
Payments of deferred financing fees		(163.1)	(82.6)
Net (redemptions) issuances of common stock under stock-based compensation plans	0.0	0.0	0.0
Common stock repurchases		0.0	0.0
Contingent earnout payments	0.0	0.0
Payments on license obligations	0.0	0.0
Other, principally change in intercompany financing activities	0.0	0.0	(138.7)
Net cash (used in) provided by financing activities	(133.0)	5,126.1	1,507.4
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.6	0.3
Increase in cash and cash equivalents	(0.1)	0.1	(0.4)
Cash and cash equivalents, beginning of period	0.1	0.0	0.4
Cash and cash equivalents, end of period	0.0	0.1	0.0
Guarantor Subsidiaries | Operating Segments
Condensed Financial Statements
Net cash provided by (used in) operating activities	603.2	129.6	14.8
Cash flows from investing activities:
Capital expenditures	(225.8)	(156.2)	(49.4)
Investments in subsidiaries			0.0
Additions to equity method investments	0.0	0.0	0.0
Distributions of capital on equity investments	0.0	0.0	0.0
Proceeds on sale of equity interest		0.0	0.0
Restricted cash	6.5	(0.4)	(0.7)
Proceeds from asset sales	6.9
Business acquisitions, net of cash acquired		(3,140.6)	(1,468.6)
Changes in other assets and liabilities and other	5.9	4.3	(0.3)
Other, principally change in intercompany investing activities	0.0	296.3	166.5
Net cash used in investing activities	(206.5)	(2,996.6)	(1,352.5)
Cash flows from financing activities:
Net payments of long-term debt	0.0	(1,882.9)	(100.0)
Excess tax effect from stock-based compensation plans		0.0	0.0
Payments of deferred financing fees		0.0	0.0
Net (redemptions) issuances of common stock under stock-based compensation plans	(35.6)	3,196.3	1,451.7
Common stock repurchases		0.0	0.0
Contingent earnout payments	(0.5)	(3.0)
Payments on license obligations	(14.5)	(13.6)
Other, principally change in intercompany financing activities	(376.0)	1,571.1	9.6
Net cash (used in) provided by financing activities	(426.6)	2,867.9	1,361.3
Effect of exchange rate changes on cash and cash equivalents	3.1	0.4	0.0
Increase in cash and cash equivalents	(26.8)	1.3	23.6
Cash and cash equivalents, beginning of period	27.3	26.0	2.4
Cash and cash equivalents, end of period	0.5	27.3	26.0
Non-Guarantor Subsidiaries | Operating Segments
Condensed Financial Statements
Net cash provided by (used in) operating activities	273.5	85.0	139.5
Cash flows from investing activities:
Capital expenditures	(37.2)	(39.1)	(79.2)
Investments in subsidiaries			28.5
Additions to equity method investments	0.0	(40.6)	(42.8)
Distributions of capital on equity investments	37.7	47.2	17.7
Proceeds on sale of equity interest		44.9	0.0
Restricted cash	(0.6)	0.0	30.8
Proceeds from asset sales	(0.2)
Business acquisitions, net of cash acquired		0.0	(4.3)
Changes in other assets and liabilities and other	5.5	49.3	(0.4)
Other, principally change in intercompany investing activities	0.0	0.0	0.0
Net cash used in investing activities	5.2	61.7	(49.7)
Cash flows from financing activities:
Net payments of long-term debt	(8.3)	(11.1)	(5.4)
Excess tax effect from stock-based compensation plans		0.3	0.9
Payments of deferred financing fees		0.0	0.0
Net (redemptions) issuances of common stock under stock-based compensation plans	23.7	(68.1)	(30.2)
Common stock repurchases		0.0	0.0
Contingent earnout payments	0.0	(10.2)
Payments on license obligations	0.0	0.0
Other, principally change in intercompany financing activities	(302.7)	(10.6)	(63.0)
Net cash (used in) provided by financing activities	(287.3)	(99.7)	(97.7)
Effect of exchange rate changes on cash and cash equivalents	(12.9)	(10.9)	(0.8)
Increase in cash and cash equivalents	(21.5)	36.1	(8.7)
Cash and cash equivalents, beginning of period	106.5	70.4	79.1
Cash and cash equivalents, end of period	$ 85.0	$ 106.5	$ 70.4